Financial Instruments - Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ 46	$ (68)	$ (53)
Level 2 of fair value hierarchy
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	(44)	(68)
Level 3 of fair value hierarchy [member]
Disclosure Of Levels Of Fair Value Hierarchy [Line Items]
Fair value of derivative financial instruments net	$ 90	$ 0